Stock-Based Compensation Plans - Summary of Information Related to Cenovus's Stock-Based Compensation Plans (Detail) shares in Thousands	6 Months Ended
Jun. 30, 2018 shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options, Outstanding	36,864
Number of Share Units Exercisable	29,247
Number of Share Options, Granted	3,909
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	6,338
Number of Share Units, Granted	3,068
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	6,996
Number of Share Units, Granted	3,487
Number of Share Units, Vested and Paid Out	1,772
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding	1,538
Number of Share Units Exercisable	1,538
Number of Share Units, Granted	198
Number of Share Units, Vested and Paid Out	114